Restatement of Previously Issued Financial Statements	10 Months Ended
Dec. 31, 2020
Restatementof Previously Issued Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding warrants as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant.

Upon review of the “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (SPACs)” promulgated by the SEC on April 12, 2021, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under

ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. An instrument would be considered indexed to an entity’s own stock if its settlement amount were equal the difference between the fair value of a fixed number of the entity’s equity shares and a fixed monetary amount or an instrument that includes variables that would be inputs to the fair value of a fixed-for-fixed forward or option on equity shares. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s warrants are not indexed to the Company’s common shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares.

As a result of the above, the Company is reclassifying the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did have an effect on the Company’s previously reported operating expenses and cash flows. Since the warrants were issued on June 30, 2020, it would have an effect on the profit and loss because of the allocation of the IPO expenses to the warrants on the balance sheet as of March 31, 2020 (unaudited) as well as the respective statements of operations for the period from March 6, 2020 (inception) through March 31, 2020 (unaudited), three months ended June 30, 2020 (unaudited) and period from March 6, 2020 (inception) through June 30, 2020 (unaudited).

	As Previously Reported	Adjustment	As Restated
Balance Sheet as of June 30, 2020 (audited)
Warrant liability	$—	28,883,589	$28,883,589
Total Liabilities	13,150,000	28,883,589	42,033,589
Class A common stock, subject to redemption	333,288,890	(28,883,589)	304,405,301
Class A Common Stock	167	289	456
Additional paid-in capital	5,001,029	1,617, 752	6,618,781
Accumulated deficit	(2,062)	(1,618,041)	(1,620,103)
Total Stockholders’ Equity (deficit)	5,000,010	—	5,000,010
Balance Sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$28,046,317	$28,046,317
Total Liabilities	13,242,334	28,046,317	41,288,651
Class A Common Stock, subject to possible redemption	333,100,530	(28,046,317)	305,054,213
Class A common stock	169	289	458
Additional paid-in capital	5,189,387	780,480	5,969,867
Accumulated deficit	(190,427)	(780,769)	(971,196)
Total Stockholders’ Equity (deficit)	5,000,004	—	5,000,004
Balance Sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$66,126,490	$66,126,490
Total Liabilities	13,401,040	66,126,490	79,527,530
Class A common stock	332,882,720	(66,126,490)	266,756,230
Shareholder’s equity Class A Common Stock	171	661	832
Additional paid-in capital	5,407,195	38,860,281	44,267,476
Accumulated deficit	(408,237)	(38,860,942)	(39,269,179)
Total Stockholders’ Equity (deficit)	5,000,004	—	5,000,004

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the period from March 6, 2020 to June 30, 2020 (unaudited)
Formation and operating costs	$2,062	$551,352	$553,414
Change in the fair value of the warrants		1,066,689	1,066,689
(Loss) Gain before provision for income taxes	(2,062)	(1,618,041)	(1,620,103)
Provision for income taxes	—	—	—
Net (loss) gain	(2,062)	(1,618,041)	(1,620,103)
Basic and diluted net income per common share, Class A,	—	—	—
Basic and diluted net (loss) income per common share, Class B	(0.00)	(0.19)	(0.19)
Statement of Operations for the three months ended September 30, 2020 (unaudited)
Formation and operating costs	284,765	—	284,765
Change in fair value of warrants	$—	$837,272	$837,272
(Loss) Gain before provision for income taxes	(176,031)	837,272	661,241
Provision for income taxes	(12,334)	—	(12,334)
Net (loss) gain	(188,365)	837,272	(648,907)
Basic and diluted net income per common share, Class A	0.00	0.02	0.02
Basic and diluted net (loss) income per common share, Class B	(0.03)	(0.04)	(0.07)
Statement of Operations for the Period From March 6, 2020 (inception) to September 30, 2020 (unaudited)
Formation and operating costs	$286,827	$551,352	$838,179
Loss from operations	(286,827)	(551,352)	(838,179)
Change in fair value of derivative warrant liability	—	(229,417)	(229,417)
(Loss) Gain before provision for income taxes	(178,093)	(780,769)	(958,862)
Provision for income taxes	(12,334)	—	(12,334)
Net (loss) gain	(190,427)	(780,769)	(971,196)
Basic and diluted net income per common share, Class A	0.00	0.00	0.00
Basic and diluted net (loss) income per common share, Class B	(0.03)	0.06	(0.03)
Statement of Operations for the Period From March 6, 2020 (inception) to December 31, 2020 (audited)
Formation and operating costs	$616,065	$551,352	$1,167,417
Loss from operations	(616,065)	(551,352)	(1,167,417)
Change in fair value of warrants	—	(38,309,590)	(38,309,590)
Loss before provision for income taxes	(396,728)	(38,860,942)	(39,257,670)
Provision for income taxes	11,509	—	11,509
Net (loss) gain	(408,237)	(38,860,942)	(39,269,179)
Basic and diluted net income per common share, Class A	0.00	—	—
Basic and diluted net (loss) income per common share, Class B	(0.05)	(4.44)	(4.49)

Statement of Cash Flows	As Previously Reported	Adjustments	As Restated
Period from March 6, 2020 (inception) to June 30, 2020 (unaudited)
Cash flows from Operating Activities:
Net loss	$(2,062)	$(1,618,041)	$(1,620,103)
Adjustments to reconcile net loss to net cash used in operating activities:
Expenses allocated to operations from offering costs related to derivative warrant liability	—	1,618,041	1,618,041
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption	333,288,890	(28,883,589)	304,405,301
Adjustment of common stock par value		289	289
Period from March 6, 2020 (inception) to September 30, 2020 (unaudited)
Cash flows from Operating Activities:
Net (loss)/gain	$(190,427)	$(780,769)	$(971,196)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants	$—	229,417	229,417
Expenses allocated to operations from offering costs related to derivative warrant liability	—	551,352	551,352
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption	333,288,890	(28,046,317)	305,242,573
Change in value of common stock subject to possible redemption	(188,360)	(460,552)	(648,912)
Adjustment of common stock par value		289	289
Period from March 6, 2020 (inception) to December 31, 2020 (audited)
Cash flows from Operating Activities:
Net loss	$(408,237)	$(38,860,942)	$(39,269,179)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants	$—	38,309,590	38,309,590
Expenses allocated to operations from offering costs related to derivative warrant liability	—	1,618,041	1,618,041
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption	333,288,890	(66,126,490)	267,162,400
Change in value of common stock subject to possible redemption	(406,170)	38,704,153	38,397,983